FINANCIAL INSTRUMENTS - Disclosure of lists the significant inputs fair value of Put Option net of Call option (Details) - Put option to non-controlling interests - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial instruments
Underlying asset value	$ 35,732	$ 35,541
Expected volatility of the share price	34.70%
Discount rate	14.90%	15.00%
Risk-free interest rate	3.64%	3.68%
Term of option	2 years 8 months 1 day	3 years 8 months 1 day
Minimum
Financial instruments
Expected volatility of the share price		36.70%
Maximum
Financial instruments
Expected volatility of the share price		39.20%